Taxation - Summary of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Computed rate of tax	25.00%	24.00%	23.00%
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2.00%)	(2.00%)	(2.00%)
Withholding tax on dividends	2.00%	2.00%	2.00%
Expenses not deductible for tax purposes	1.00%	1.00%	1.00%
Irrecoverable withholding tax	1.00%	1.00%	1.00%
Income tax reserve adjustments – current and prior year	0.00%	(1.00%)	(1.00%)
Transfer to/(from) unrecognised deferred tax assets	(1.00%)	0.00%	0.00%
Others	(2.00%)	(2.00%)	(1.00%)
Underlying effective tax rate	24.00%	23.00%	23.00%
Non-underlying items within operating profit	1.00%	0.00%	0.00%
Taxes related to the UK tax audit of intangible income and centralised services	0.00%	0.00%	1.00%
Taxes related to the reorganisation of our European business	0.00%	(1.00%)	1.00%
Impact of ekaterra disposal	(6.00%)	0.00%	0.00%
Hyperinflationary adjustment for Argentina and Turkey deferred tax	1.00%	1.00%	0.00%
Effective tax rate	20.00%	23.00%	25.00%